FAIR VALUE MEASUREMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013 item	Dec. 31, 2012
Fair Value Measurements
Impairment charges	$ 115,753	$ 1,046,173
Number of games		2
Impairment loss	1,400,000	370,407	0
Voozclub
Fair Value Measurements
Fair value of investment	0
Impairment loss	1,400,000
Chuangyou
Fair Value Measurements
Impairment loss		370,407
Acquired intangible assets-upfront licensing fees
Fair Value Measurements
Impairment charges	100,000	1,000,000
Acquired intangible assets-upfront licensing fees | Wizard101
Fair Value Measurements
Impairment charges		800,000
Acquired intangible assets-upfront licensing fees | Speed Hunter
Fair Value Measurements
Impairment charges		200,000
Significant Unobservable Inputs (Level 3)
Fair Value Measurements
Weighted average cost of capital (as a percent)		45.00%
Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Measurements
Carrying amount		3,000,000
Non-recurring
Fair Value Measurements
Total Losses	1,515,753	1,416,580
Non-recurring | Voozclub
Fair Value Measurements
Total Losses	1,400,000
Non-recurring | Chuangyou
Fair Value Measurements
Total Losses		370,407
Non-recurring | Acquired intangible assets-upfront licensing fees
Fair Value Measurements
Total Losses	115,753	1,046,173
Non-recurring | Total. | Chuangyou
Fair Value Measurements
Fair value of investment		82,466
Non-recurring | Significant Unobservable Inputs (Level 3) | Chuangyou
Fair Value Measurements
Fair value of investment		$ 82,466